Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.04%
Communication services: 10.27%
Diversified telecommunication services: 1.13%
AT&T Incorporated	73,079	$ 2,003,826
Verizon Communications Incorporated	42,050	2,312,750
		4,316,576
Entertainment: 1.59%
Activision Blizzard Incorporated	13,692	1,127,810
Netflix Incorporated †	3,256	1,853,283
Roku Incorporated †	879	309,760
Take-Two Interactive Software Incorporated †	2,529	407,725
The Walt Disney Company †	13,337	2,417,998
		6,116,576
Interactive media & services: 6.71%
Alphabet Incorporated Class A †	3,028	8,762,881
Alphabet Incorporated Class C †	3,013	8,765,540
Facebook Incorporated Class A †	21,775	8,261,000
		25,789,421
Media: 0.84%
Comcast Corporation Class A	31,230	1,895,036
News Corporation Class A	14,793	332,399
Nexstar Media Group Incorporated Class A	2,517	376,921
Omnicom Group Incorporated	8,594	629,253
		3,233,609
Consumer discretionary: 11.40%
Automobiles: 1.52%
General Motors Company †	19,299	945,844
Tesla Motors Incorporated	6,677	4,912,402
		5,858,246
Diversified consumer services: 0.29%
Service Corporation International	17,668	1,108,844
Hotels, restaurants & leisure: 1.38%
Boyd Gaming Corporation †	13,033	799,835
Chipotle Mexican Grill Incorporated †	461	877,435
Darden Restaurants Incorporated	2,588	389,882
McDonald's Corporation	6,084	1,444,707
Royal Caribbean Cruises Limited †	3,552	293,857
Starbucks Corporation	12,901	1,515,738
		5,321,454
Household durables: 0.59%
D.R. Horton Incorporated	14,710	1,406,570
PulteGroup Incorporated	16,257	875,602
		2,282,172
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Large Cap Portfolio  |  1

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Internet & direct marketing retail: 3.64%
Amazon.com Incorporated †	3,771	$ 13,088,349
Etsy Incorporated †	4,176	903,102
		13,991,451
Leisure products: 0.35%
Polaris Industries Incorporated	5,297	634,369
The Brunswick Corporation	7,252	702,501
		1,336,870
Multiline retail: 0.58%
Target Corporation	8,970	2,215,411
Specialty retail: 2.32%
AutoNation Incorporated †	3,686	402,106
AutoZone Incorporated †	722	1,118,486
Bath & Body Works Incorporated	9,076	612,448
Best Buy Company Incorporated	9,124	1,063,037
Lowe's Companies Incorporated	8,456	1,724,094
The Home Depot Incorporated	10,528	3,434,023
Tractor Supply Company	1,766	343,046
Victoria's Secret Corporation †	3,025	200,558
		8,897,798
Textiles, apparel & luxury goods: 0.73%
lululemon athletica Incorporated †	1,551	620,664
Nike Incorporated Class B	13,209	2,176,051
		2,796,715
Consumer staples: 4.97%
Beverages: 0.50%
Monster Beverage Corporation †	6,510	635,181
PepsiCo Incorporated	2,455	383,937
The Coca-Cola Company	16,158	909,857
		1,928,975
Food & staples retailing: 1.60%
Costco Wholesale Corporation	6,930	3,156,546
Walmart Incorporated	20,062	2,971,182
		6,127,728
Food products: 0.68%
Bunge Limited	8,012	606,589
Pilgrim's Pride Corporation †	20,848	580,408
Tyson Foods Incorporated Class A	18,368	1,442,255
		2,629,252
Household products: 1.35%
Spectrum Brands Holdings Incorporated	11,806	921,576
The Procter & Gamble Company	30,078	4,282,806
		5,204,382
Personal products: 0.27%
The Estee Lauder Companies Incorporated Class A	3,011	1,025,215
See accompanying notes to portfolio of investments

2  |  Wells Fargo Disciplined Large Cap Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Tobacco: 0.57%
Altria Group Incorporated	15,873	$ 797,301
Philip Morris International Incorporated	13,548	1,395,444
		2,192,745
Energy: 2.11%
Energy equipment & services: 0.10%
Baker Hughes Incorporated	16,684	380,062
Oil, gas & consumable fuels: 2.01%
Chevron Corporation	19,586	1,895,337
Cimarex Energy Company	5,076	325,981
ConocoPhillips	17,803	988,601
Diamondback Energy Incorporated	12,728	981,838
EOG Resources Incorporated	13,835	934,139
Exxon Mobil Corporation	47,419	2,585,284
		7,711,180
Financials: 11.39%
Banks: 3.82%
Bank of America Corporation	67,047	2,799,212
Bank OZK	12,132	514,761
Citigroup Incorporated	25,927	1,864,411
Huntington Bancshares Incorporated	54,387	844,630
JPMorgan Chase & Company	33,790	5,404,711
Signature Bank	4,617	1,197,327
US Bancorp	35,928	2,061,908
		14,686,960
Capital markets: 3.30%
Ameriprise Financial Incorporated	2,071	565,197
Bank of New York Mellon Corporation	32,919	1,817,787
BlackRock Incorporated	528	498,057
Jefferies Financial Group Incorporated	39,887	1,474,224
KKR & Company Incorporated Class A	9,752	626,956
Morgan Stanley	19,651	2,052,154
Northern Trust Corporation	11,693	1,385,854
S&P Global Incorporated	1,380	612,472
T. Rowe Price Group Incorporated	3,332	745,935
The Goldman Sachs Group Incorporated	6,266	2,591,054
VIRTU Financial Incorporated Class A	12,484	305,608
		12,675,298
Consumer finance: 0.44%
Capital One Financial Corporation	5,966	990,177
SLM Corporation	19,962	374,288
Synchrony Financial	6,769	336,758
		1,701,223
Diversified financial services: 1.69%
Berkshire Hathaway Incorporated Class B †	17,892	5,112,997
Equitable Holdings Incorporated	44,652	1,384,659
		6,497,656
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Large Cap Portfolio  |  3

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Insurance: 2.14%
Arch Capital Group Limited †	27,262	$ 1,120,468
Athene Holding Limited Class A †	5,726	383,470
Axis Capital Holdings Limited	14,289	731,168
Everest Reinsurance Group Limited	3,797	1,005,825
Fidelity National Financial Incorporated	18,821	919,029
MetLife Incorporated	28,493	1,766,566
Prudential Financial Incorporated	10,899	1,153,986
Reinsurance Group of America Incorporated	5,450	631,219
The Allstate Corporation	3,741	506,082
		8,217,813
Health care: 13.38%
Biotechnology: 2.07%
AbbVie Incorporated	22,442	2,710,545
Amgen Incorporated	5,999	1,352,954
Moderna Incorporated †	2,499	941,348
United Therapeutics Corporation †	6,680	1,435,398
Vertex Pharmaceuticals Incorporated †	7,495	1,501,174
		7,941,419
Health care equipment & supplies: 3.50%
Abbott Laboratories	20,139	2,544,965
Baxter International Incorporated	9,119	695,050
Danaher Corporation	8,300	2,690,528
Edwards Lifesciences Corporation †	12,018	1,408,269
Globus Medical Incorporated Class A †	5,397	440,395
Intuitive Surgical Incorporated †	1,778	1,873,230
Masimo Corporation †	2,148	583,268
Medtronic plc	24,011	3,204,988
		13,440,693
Health care providers & services: 2.88%
AmerisourceBergen Corporation	12,280	1,500,739
Anthem Incorporated	3,145	1,179,784
Cardinal Health Incorporated	6,420	336,986
Cigna Corporation	4,925	1,042,376
CVS Health Corporation	11,739	1,014,132
Humana Incorporated	2,053	832,327
McKesson Corporation	8,577	1,750,909
Molina Healthcare Incorporated †	2,152	578,393
UnitedHealth Group Incorporated	6,795	2,828,555
		11,064,201
Health care technology: 0.49%
Veeva Systems Incorporated Class A †	5,706	1,894,278
Life sciences tools & services: 0.84%
Maravai LifeSciences Holdings Class A †	13,947	825,383
Thermo Fisher Scientific Incorporated	4,324	2,399,604
		3,224,987
Pharmaceuticals: 3.60%
Bristol-Myers Squibb Company	37,458	2,504,442
Eli Lilly & Company	1,584	409,131
See accompanying notes to portfolio of investments

4  |  Wells Fargo Disciplined Large Cap Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	29,760	$ 5,152,349
Merck & Company Incorporated	20,964	1,599,344
Nektar Therapeutics †	16,698	258,485
Pfizer Incorporated	68,137	3,139,072
Royalty Pharma plc Class A	10,712	414,019
Zoetis Incorporated	1,798	367,799
		13,844,641
Industrials: 8.76%
Aerospace & defense: 0.70%
General Dynamics Corporation	2,704	541,638
Lockheed Martin Corporation	6,018	2,165,276
		2,706,914
Air freight & logistics: 1.30%
Expeditors International of Washington Incorporated	12,689	1,581,557
FedEx Corporation	6,080	1,615,395
United Parcel Service Incorporated Class B	9,244	1,808,404
		5,005,356
Airlines: 0.18%
Delta Air Lines Incorporated †	16,633	672,639
Building products: 1.29%
Carrier Global Corporation	27,920	1,608,192
Lennox International Incorporated	3,796	1,272,343
Masco Corporation	24,357	1,478,957
Owens Corning Incorporated	6,165	589,066
		4,948,558
Commercial services & supplies: 0.66%
Copart Incorporated †	7,228	1,043,145
Waste Management Incorporated	9,550	1,481,301
		2,524,446
Construction & engineering: 0.70%
MasTec Incorporated †	10,507	960,760
Quanta Services Incorporated	16,851	1,720,487
		2,681,247
Electrical equipment: 0.99%
AMETEK Incorporated	3,844	522,669
Eaton Corporation plc	11,691	1,968,297
Generac Holdings Incorporated †	1,436	627,503
Regal-Beloit Corporation	4,652	695,102
		3,813,571
Industrial conglomerates: 0.18%
Honeywell International Incorporated	2,972	689,237
Machinery: 1.97%
AGCO Corporation	8,569	1,179,266
Cummins Incorporated	7,323	1,728,082
Deere & Company	1,514	572,337
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Large Cap Portfolio  |  5

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Machinery (continued)
Oshkosh Corporation	5,920	$ 678,314
Parker-Hannifin Corporation	3,375	1,001,261
Snap-on Incorporated	4,076	916,896
The Timken Company	9,065	666,640
The Toro Company	7,515	826,199
		7,568,995
Professional services: 0.15%
Manpower Incorporated	4,724	573,588
Road & rail: 0.49%
Landstar System Incorporated	4,404	740,004
Schneider National Incorporated Class B	51,499	1,160,787
		1,900,791
Trading companies & distributors: 0.15%
W.W. Grainger Incorporated	1,323	573,785
Information technology: 28.31%
Communications equipment: 0.85%
Cisco Systems Incorporated	55,444	3,272,305
Electronic equipment, instruments & components: 0.80%
Keysight Technologies Incorporated †	3,588	643,615
SYNNEX Corporation	11,658	1,481,382
Zebra Technologies Corporation Class A †	1,636	960,610
		3,085,607
IT services: 4.34%
Accenture plc Class A	8,590	2,891,050
Amdocs Limited	9,913	763,598
Cognizant Technology Solutions Corporation Class A	13,917	1,062,006
Euronet Worldwide Incorporated †	2,261	301,233
International Business Machines Corporation	3,285	461,017
MasterCard Incorporated Class A	8,486	2,938,108
PayPal Holdings Incorporated †	8,847	2,553,775
Square Incorporated Class A †	2,152	576,887
Twilio Incorporated Class A †	1,679	599,336
Visa Incorporated Class A	19,732	4,520,601
		16,667,611
Semiconductors & semiconductor equipment: 5.19%
Applied Materials Incorporated	19,603	2,648,953
Broadcom Incorporated	5,913	2,940,003
Enphase Energy Incorporated †	1,824	316,884
Intel Corporation	36,101	1,951,620
KLA Corporation	2,405	817,604
Lam Research Corporation	2,215	1,339,676
Micron Technology Incorporated †	15,654	1,153,700
NVIDIA Corporation	24,784	5,547,898
Qorvo Incorporated †	5,782	1,087,189
Qualcomm Incorporated	14,442	2,118,497
		19,922,024
See accompanying notes to portfolio of investments

6  |  Wells Fargo Disciplined Large Cap Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Software: 11.03%
Adobe Incorporated †	5,397	$ 3,581,989
Atlassian Corporation plc Class A †	2,245	824,050
Cadence Design Systems Incorporated †	6,839	1,118,040
DocuSign Incorporated †	1,257	372,374
Dolby Laboratories Incorporated Class A	14,141	1,401,515
Dropbox Incorporated Class A †	22,054	699,332
Fortinet Incorporated †	6,333	1,995,782
HubSpot Incorporated †	978	669,412
Intuit Incorporated	4,358	2,467,107
Microsoft Corporation	71,201	21,494,158
Oracle Corporation	29,827	2,658,481
Paycom Software Incorporated †	700	342,230
Salesforce.com Incorporated †	8,310	2,204,394
ServiceNow Incorporated †	1,131	727,957
Synopsys Incorporated †	2,835	941,900
The Trade Desk Incorporated †	3,320	265,766
Zoom Video Communications Incorporated †	2,166	627,057
		42,391,544
Technology hardware, storage & peripherals: 6.10%
Apple Incorporated	145,585	22,104,166
Dell Technologies Incorporated †	6,382	621,990
HP Incorporated	24,252	721,254
		23,447,410
Materials: 2.36%
Chemicals: 0.66%
Dow Incorporated	8,204	516,032
Eastman Chemical Company	4,232	478,893
LyondellBasell Industries NV Class A	8,107	813,537
The Chemours Company	22,378	749,887
		2,558,349
Containers & packaging: 0.47%
Berry Global Group Incorporated †	14,476	972,353
Packaging Corporation of America	5,422	822,517
		1,794,870
Metals & mining: 1.23%
Alcoa Corporation †	9,879	438,331
Freeport-McMoRan Incorporated	10,404	378,602
Newmont Corporation	11,596	672,452
Nucor Corporation	12,700	1,493,012
Reliance Steel & Aluminum Company	9,376	1,406,775
Steel Dynamics Incorporated	4,864	328,271
		4,717,443
Real estate: 3.27%
Equity REITs: 3.27%
Alexandria Real Estate Equities Incorporated	5,348	1,103,667
American Tower Corporation	6,953	2,031,458
AvalonBay Communities Incorporated	4,820	1,106,576
Equinix Incorporated	429	361,840
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Large Cap Portfolio  |  7

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Equity REITs (continued)
Essex Property Trust Incorporated	2,955	$ 977,337
Gaming and Leisure Properties Incorporated	11,868	585,092
Invitation Homes Incorporated	23,456	965,918
National Retail Properties Incorporated	7,390	351,838
Prologis Incorporated	15,413	2,075,515
Public Storage Incorporated	2,917	943,970
SBA Communications Corporation	2,692	966,347
Spirit Realty Capital Incorporated REIT	7,854	406,602
Store Capital Corporation	14,017	505,593
Weyerhaeuser Company	4,817	173,412
		12,555,165
Utilities: 1.82%
Electric utilities: 0.95%
Exelon Corporation	11,797	578,289
NRG Energy Incorporated	24,940	1,139,010
PPL Corporation	25,275	741,821
The Southern Company	18,139	1,192,276
		3,651,396
Independent power & renewable electricity producers: 0.35%
AES Corporation	56,816	1,356,198
Multi-utilities: 0.52%
DTE Energy Company	4,187	503,864
MDU Resources Group Incorporated	11,641	374,491
Sempra Energy	8,492	1,124,001
		2,002,356
Total Common stocks (Cost $241,705,589)		376,735,256

		Yield
Short-term investments: 1.68%
Investment companies: 1.68%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	6,471,055	6,471,055
Total Short-term investments (Cost $6,471,055)				6,471,055
Total investments in securities (Cost $248,176,644)	99.72%			383,206,311
Other assets and liabilities, net	0.28			1,064,246
Total net assets	100.00%			$384,270,557

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

8  |  Wells Fargo Disciplined Large Cap Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$202,520	$39,955	$(242,475)	$0	$0	$0	0	$7#
Wells Fargo Government Money Market Fund Select Class	5,124,422	70,528,386	(69,181,753)	0	0	6,471,055	6,471,055	420
				$0	$0	$6,471,055		$427

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	31	9-17-2021	$6,885,915	$7,006,775	$120,860	$0
See accompanying notes to portfolio of investments

Wells Fargo Disciplined Large Cap Portfolio  |  9

Notes to portfolio of investments—August 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

10  |  Wells Fargo Disciplined Large Cap Portfolio

Notes to portfolio of investments—August 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$39,456,182	$0	$0	$39,456,182
Consumer discretionary	43,808,961	0	0	43,808,961
Consumer staples	19,108,297	0	0	19,108,297
Energy	8,091,242	0	0	8,091,242
Financials	43,778,950	0	0	43,778,950
Health care	51,410,219	0	0	51,410,219
Industrials	33,659,127	0	0	33,659,127
Information technology	108,786,501	0	0	108,786,501
Materials	9,070,662	0	0	9,070,662
Real estate	12,555,165	0	0	12,555,165
Utilities	7,009,950	0	0	7,009,950
Short-term investments
Investment companies	6,471,055	0	0	6,471,055
	383,206,311	0	0	383,206,311
Futures contracts	120,860	0	0	120,860
Total assets	$383,327,171	$0	$0	$383,327,171
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of August 31, 2021, $693,000 was segregated as cash collateral for open futures contracts.
For the three months ended August 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Disciplined Large Cap Portfolio  |  11